ASTOR DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.3%
	ALTERNATIVE - 6.1%
79,365	iMGP DBi Managed Futures Strategy ETF	$ 2,004,760
73,194	Simplify Managed Futures Strategy ETF	2,053,824
		4,058,584
	EQUITY - 53.4%
113,727	Astoria US Equal Weight Quality Kings ETF	3,331,462
30,322	Direxion NASDAQ-100 Equal Weighted Index Shares	2,658,936
80,683	Real Estate Select Sector SPDR Fund	3,332,208
135,960	SPDR Portfolio S&P 1500 Composite Stock Market ETF	9,155,546
107,647	SPDR Portfolio S&P 500 ETF	7,018,584
62,528	T.Rowe Price Small-Mid Cap ETF	1,858,332
238,436	VictoryShares Free Cash Flow ETF	7,849,313
		35,204,381
	FIXED INCOME - 38.8%
139,969	Angel Oak Income ETF	2,897,358
98,409	BondBloxx Bloomberg Ten Year Target Duration US	4,571,098
162,989	Janus Henderson AAA CLO ETF	8,237,464
31,508	PIMCO Enhanced Low Duration Active ETF	3,023,823
261,599	PIMCO Multi Sector Bond Active ETF	6,851,278
		25,581,021

	TOTAL EXCHANGE-TRADED FUNDS (Cost $63,059,710)	64,843,986

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.9%
	MONEY MARKET FUNDS - 1.9%
1,273,908	First American Government Obligations Fund, Class X, 4.24% (Cost $1,273,908)(a)	1,273,908

	TOTAL INVESTMENTS - 100.2% (Cost $64,333,618)	$ 66,117,894
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(117,110)
	NET ASSETS - 100.0%	$ 66,000,784

CLO	- Collateralized Loan Obligation
ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of April 30, 2025.

ASTOR SECTOR ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.7%
	EQUITY - 65.0%
22,401	Consumer Staples Select Sector SPDR Fund	$ 1,833,074
10,871	Energy Select Sector SPDR Fund	875,116
80,536	Financial Select Sector SPDR ETF	3,926,935
6,392	Materials Select Sector SPDR Fund	536,225
15,005	Real Estate Select Sector SPDR Fund	619,707
18,097	Vanguard Communication Services ETF	2,654,649
		10,445,706
	FIXED INCOME - 33.7%
31,175	Angel Oak Income ETF	645,323
46,067	iShares Short Duration Bond Active ETF	2,357,248
21,851	iShares Short Treasury Bond ETF	2,413,661
		5,416,232

	TOTAL EXCHANGE-TRADED FUNDS (Cost $15,342,879)	15,861,938

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.4%
	MONEY MARKET FUNDS - 1.4%
231,365	First American Government Obligations Fund, Class X, 4.24% (Cost $231,365)(a)	231,365

	TOTAL INVESTMENTS - 100.1% (Cost $15,574,244)	$ 16,093,303
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(9,178)
	NET ASSETS - 100.0%	$ 16,084,125

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of April 30, 2025.